Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating revenues
Drilling - U.S. Land	$ 2,678,475	$ 2,100,508	$ 1,412,495
Drilling - Offshore	189,086	201,417	202,734
Drilling - International Land	270,027	226,849	247,179
Other	14,214	15,120	12,754
Total operating revenues	3,151,802	2,543,894	1,875,162
Operating costs and expenses
Operating costs, excluding depreciation	1,750,510	1,432,602	1,071,959
Depreciation	387,549	315,468	262,658
Research and development	16,060	15,764	12,262
General and administrative	107,307	91,452	81,479
Income from asset sales	(19,223)	(13,903)	(4,992)
Total operating costs and expenses	2,242,203	1,841,383	1,423,366
Operating income from continuing operations	909,599	702,511	451,796
Other income (expense)
Interest and dividend income	1,380	1,951	1,811
Interest expense	(8,653)	(17,355)	(17,158)
Gain on sale of investment securities		913
Other	254	(953)	1,787
Total other income (expense)	(7,019)	(15,444)	(13,560)
Income from continuing operations before income taxes	902,580	687,067	438,236
Income tax provision	328,971	252,399	152,155
Income from continuing operations	573,609	434,668	286,081
Income (loss) from discontinued operations before income taxes	7,355	(487)	(125,944)
Income tax provision (benefit)	(81)	(5)	3,825
Income (loss) from discontinued operations	7,436	(482)	(129,769)
NET INCOME	$ 581,045	$ 434,186	$ 156,312
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 5.35	$ 4.06	$ 2.70
Income (loss) from discontinued operations (in dollars per share)	$ 0.07		$ (1.23)
Net income (in dollars per share)	$ 5.42	$ 4.06	$ 1.47
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 5.27	$ 3.99	$ 2.66
Income (loss) from discontinued operations (in dollars per share)	$ 0.07		$ (1.21)
Net income (in dollars per share)	$ 5.34	$ 3.99	$ 1.45
Weighted average shares outstanding (in thousands):
Basic (in shares)	106,819	106,643	105,711
Diluted (in shares)	108,377	108,632	107,404